FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Boulevard, Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock Arlington, Virginia June 14,2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total:  1463586(in thousands)

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

                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Advent Software       COM         007974108   19058    322150   SH    SOLE                            322150
Amgen                 COM         031162100     487      8160   SH    SOLE                              8160
Auto Data Processing  COM         053015103   48709    835925   SH    SOLE                            835925
BP Amoco              SPON ADR    055622104     308      5805   SH    SOLE                              5805
Capital One Financial COM	  14040H105   66677   1044269   SH    SOLE                           1044269
Cisco Systems         COM         17275R102   84668   5001068   SH    SOLE                           5001068
Citigroup             COM         172967101    1756     61999   SH    SOLE                             61999
Dell Computer         COM         247025109   47466   1817929   SH    SOLE                           1817929
EMC Corp              COM         268648102   24768   2077885   SH    SOLE                           2077885
Ebay, Inc.            COM         278642103   62310   1100102   SH    SOLE                           1100102
First Data Corp       COM         319963104   83217    953777   SH    SOLE                            953777
Genentech Inc.        COM         368710406   30766    609840   SH    SOLE                            609840
General Electric      COM         369604103   78539   2097165   SH    SOLE                           2097165
Harley-Davidson       COM         412822108  112283   2036697   SH    SOLE                           2036697
Home Depot            COM         437076102   90200   1855577   SH    SOLE                           1855577
Intel Corp            COM         458140100   65888   2166657   SH    SOLE                           2166657
Intl Business Machs   COM         459200101     312     3000    SH    SOLE                              3000
JDS Uniphase          COM         46612J101     100     16950   SH    SOLE                             16950
Johnson & Johnson     COM         478160104    3939     60650   SH    SOLE                             60650
Kohls Corp	      COM         500255104   50244    706170   SH    SOLE                            706170
Lowes Companies	      COM         548661107    1496     34400   SH    SOLE                             34400
MBNA Corp             COM         55262L950   22668    587716   SH    SOLE                            587716
Medtronic             COM         585055106   60407   1336134   SH    SOLE                           1336134
Merck & Company       COM         589331107   38491    668473   SH    SOLE                            668473
Microsoft             COM         594918104  109107   1809104   SH    SOLE                           1809104
Nokia Corp            SPON ADR    654902204   45485   2193120   SH    SOLE                           2193120
Pfizer                COM         717081103   82922   2086601   SH    SOLE                           2086601
Price Group           COM         74144T108    1755     45100   SH    SOLE                             45100
Qualcomm              COM         747525103   26109    695815   SH    SOLE                            695815
Starbucks             COM         855244109   35813   1548325   SH    SOLE                           1548325
Sun Microsystems      COM         866810104     315     35800   SH    SOLE                             35800
Texas Instruments     COM         882508104     763     23065   SH    SOLE                             23065
Tiffany & Co.         COM         886547108   40399   1136409   SH    SOLE                           1136409
Veritas Software      COM         923436109   47119   1075029   SH    SOLE                           1075029
Wal-Mart              COM         931142103   77467   1263739   SH    SOLE                           1263739
Walgreen              COM         931422109    1575     40185   SH    SOLE                             40185